Fair value (Tables)	12 Months Ended
Dec. 31, 2025
Fair value
Schedule of overview of the financial assets

		For the year ended December 31
(In thousands of €)	Category	2025	2024
Financial assets
Other non-current assets	FAAC*	11	12
Cash and cash equivalents	FAAC*	86,418	171,459
Current financial investments (level 1)	FLAFVTPL***	30,096	—
Total		116,525	171,472

Schedule of overview of the financial liabilities

		For the year ended December 31
(In thousands of €)	Category	2025	2024
Financial liabilities
Contingent considerations - earn out (level 3)	FLAFVTPL***	9,736	7,879
Anti-dilution warrants (level 3)	FLAFVTPL***	—	—
Trade and other payables	FLAC**	7,628	8,052
Total		17,364	15,931
(*)	Financial assets measured at amortized cost
(**)	Financial liabilities measured at amortized cost
(***)	Financial assets and liabilities measured at fair value through profit and loss

Reconciliation recurring fair value measurements categorized within level 3 fair value hierarchy

	Contingent
	considerations –	Anti-dilution
(in thousands of €)	earn out	warrants
As at January 1, 2023	(4,373)	(23,318)
Total gains or (losses) for the period
included in profit or (loss)	(3,127)	22,092
include in OCI	—	—
As at December 31, 2023	(7,500)	(1,226)
Total gains or (losses) for the period
included in profit or (loss)	(379)	1,226
include in OCI	—	—
As at December 31, 2024	(7,879)	—
Total gains or (losses) for the period
included in profit or (loss)	(4,857)	—
include in OCI	—	—
Settlements	3,000	—
As at December 31, 2025	(9,736)	—